Vanguard Total Bond Market Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Total Bond Market Index Fund	Dec. 31, 2025
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.005%
Expenses (as a percentage of Assets)	0.025%
Institutional Plus Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.02%